UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

American Customer Satisfaction Core Alpha ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.3%
	Consumer Discretionary - 22.1%
4,567	Abercrombie & Fitch Company - Class A	$56,813
457	Advance Auto Parts, Inc.	53,282
15,896	Ascena Retail Group, Inc. (a)	34,176
99	AutoZone, Inc. (a)	56,476
24,514	Barnes & Noble, Inc.	186,306
1,650	Bed Bath & Beyond, Inc.	50,160
1,119	Best Buy Company, Inc.	64,152
1,147	Big Lots, Inc.	55,400
2,762	Bloomin' Brands, Inc.	58,637
1,032	Brinker International, Inc.	39,319
693	Burlington Stores, Inc. (a)	63,749
12	Charter Communications, Inc. - Class A (a)	4,042
127	Chipotle Mexican Grill, Inc. (a)	52,845
634	Choice Hotels International, Inc.	40,734
118	Comcast Corporation - Class A	4,592
1,489	Cracker Barrel Old Country Store, Inc.	249,035
921	Darden Restaurants, Inc.	83,295
3,275	Denny's Corporation (a)	38,547
1,277	Dick's Sporting Goods, Inc.	50,863
1,595	Dillard's, Inc.	92,016
110	DISH Network Corporation - Class A (a)	6,904
861	Dollar General Corporation	62,070
895	Dollar Tree, Inc. (a)	62,578
334	Domino's Pizza, Inc.	70,651
1,278	Dunkin' Brands Group, Inc.	70,443
530	Expedia, Inc.	78,944
14,497	Ford Motor Company	162,221
9,770	GameStop Corporation - Class A	211,130
2,689	Gap, Inc.	59,131
2,339	General Motors Company	81,701
10,578	Hanesbrands, Inc.	244,986
3,916	Hilton Worldwide Holdings, Inc.	242,205
1,496	Home Depot, Inc.	229,486
1,271	Hyatt Hotels Corporation (a)	71,443
1,166	InterContinental Hotels Group plc - ADR	64,748
13,369	J.C. Penney Company, Inc. (a)	62,166
400	Jack in the Box, Inc.	39,400
1,614	Kohl's Corporation	62,413
4,722	L Brands, Inc.	254,469
3,292	La Quinta Holdings, Inc. (a)	48,623
781	Lowe's Companies, Inc.	60,551
2,189	Macy's, Inc.	50,872
744	Marriott International, Inc. - Class A	74,631
117	McDonald's Corporation	17,920
441	Netflix, Inc. (a)	65,890
4,810	New York Times Company	85,137
1,232	NIKE, Inc.	72,688
4,694	Nordstrom, Inc.	224,514
13,683	Office Depot, Inc.	77,172
3,561	Overstock.com, Inc. (a)	58,044
232	Panera Bread Company - Class A (a)	72,996
1,016	Papa John's International, Inc.	72,908
115	Priceline Group, Inc. (a)	215,110
1,159	Red Robin Gourmet Burgers, Inc. (a)	75,625
778	Ross Stores, Inc.	44,914
24,796	Ruby Tuesday, Inc. (a)	49,840
5,567	Sears Holdings Corporation (a)	49,324
22,999	Staples, Inc.	231,600
774	Starbucks Corporation	45,132
1,164	Target Corporation	60,866
1,763	Texas Roadhouse, Inc.	89,825
893	TJX Companies, Inc.	64,448
1,246	V.F. Corporation	71,770
3,652	Wendy's Company	56,643
432	Whirlpool Corporation	82,780
290	Wyndham Worldwide Corporation	29,119
818	Yum! Brands, Inc.	60,336
		5,680,806
	Consumer Staples - 13.4%
2,172	Campbell Soup Company	113,270
1,692	Clorox Company	225,442
3,460	Coca-Cola Company	155,181
2,719	Colgate-Palmolive Company	201,559
3,037	Conagra Brands, Inc.	108,603
2,048	Costco Wholesale Corporation	327,537
204	CVS Health Corporation	16,414
4,338	Dr Pepper Snapple Group, Inc.	395,235
3,976	General Mills, Inc.	220,270
2,097	Hershey Company	225,155
2,062	Kellogg Company	143,227
2,190	Kraft Heinz Company	187,552

6,703	Kroger Company	156,314
1,567	Molson Coors Brewing Company	135,295
1,898	Pepsico, Inc.	219,200
2,231	Procter & Gamble Company	194,432
14,668	Rite Aid Corporation (a)	43,271
4,129	SUPERVALU, Inc. (a)	13,584
2,750	Tyson Foods, Inc. - Class A	172,232
191	Walgreens Boots Alliance, Inc.	14,957
130	Wal-Mart Stores, Inc.	9,838
4,350	Whole Foods Market, Inc.	183,179
		3,461,747
	Financials - 15.8%
2,496	Allstate Corporation	220,746
1,400	Bank of America Corporation	33,964
10,019	BB&T Corporation	454,963
2,707	Capital One Financial Corporation	223,652
6,828	Charles Schwab Corporation	293,331
5,063	Citigroup, Inc.	338,613
6,602	Citizens Financial Group, Inc.	235,559
6,589	E*TRADE Financial Corporation (a)	250,580
10,735	Fifth Third Bancorp	278,681
368	JP Morgan Chase & Company	33,635
15,079	KeyCorp	282,581
1,092	Lincoln National Corporation	73,797
1,332	MetLife, Inc.	73,180
1,241	PNC Financial Services Group, Inc.	154,964
384	Primerica, Inc.	29,088
2,725	Progressive Corporation	120,145
1,030	Prudential Financial, Inc.	111,384
10,532	Regions Financial Corporation	154,189
4,107	SunTrust Banks, Inc.	232,949
4,415	TD Ameritrade Holding Corporation	189,801
887	Travelers Companies, Inc.	112,232
2,135	US Bancorp	110,849
1,347	Wells Fargo & Company	74,637
		4,083,520
	Health Care - 5.6%
2,968	Aetna, Inc.	450,632
1,398	Anthem, Inc.	263,006
28	Cigna Corporation	4,687
681	Humana, Inc.	163,862
3,449	Johnson & Johnson	456,268
527	UnitedHealth Group, Inc.	97,716
		1,436,171
	Industrials - 8.3%
1,664	Alaska Air Group, Inc.	149,361
445	Allegiant Travel Company	60,342
2,820	American Airlines Group, Inc.	141,902
2,780	Delta Air Lines, Inc.	149,397
1,968	FedEx Corporation	427,705
6,375	General Electric Company	172,189
17,445	JetBlue Airways Corporation (a)	398,269
6,247	Southwest Airlines Company	388,189
93	Spirit Airlines, Inc. (a)	4,804
817	United Continental Holdings, Inc. (a)	61,479
1,709	United Parcel Service, Inc. - Class B	188,998
		2,142,635
	Information Technology - 12.5%
590	Alphabet, Inc. - Class C (a)	536,151
804	Amazon.com, Inc. (a)	778,272
4,918	Apple, Inc.	708,290
13,794	eBay, Inc. (a)	481,686
510	Facebook, Inc. - Class A (a)	77,000
19,268	HP, Inc.	336,805
4,295	Microsoft Corporation	296,054
347	Twitter, Inc. (a)	6,201
		3,220,459
	Telecommunication Services 5.5%
4,117	AT&T, Inc.	155,334
1,615	CenturyLink, Inc.	38,566
68,156	Frontier Communications Corporation	79,061
24,015	Sprint Corporation (a)	197,163
4,523	T-Mobile US, Inc. (a)	274,184
5,560	Verizon Communications, Inc.	248,310
61,691	Vonage Holdings Corporation (a)	403,459
3,253	Windstream Holdings, Inc.	12,622
		1,408,699
	Utilities - 14.1
2,822	Ameren Corporation	154,279
1,703	American Electric Power Company, Inc.	118,307
4,853	Atmos Energy Corporation	402,556
8,451	CenterPoint Energy, Inc.	231,388
2,992	CMS Energy Corporation	138,380
1,716	Consolidated Edison, Inc.	138,687
2,520	Dominion Resources, Inc.	193,108
1,498	DTE Energy Company	158,474
1,391	Duke Energy Corporation	116,274
2,433	Edison International	190,236

1,493	Entergy Corporation	114,618
234	Eversource Energy	14,206
3,200	Exelon Corporation	115,424
3,002	FirstEnergy Corporation	87,538
1,801	NextEra Energy, Inc.	252,374
7,367	NiSource, Inc.	186,827
2,308	PG&E Corporation	153,182
5,737	PPL Corporation	221,793
1,618	Public Service Enterprise Group, Inc.	69,590
1,936	Sempra Energy	218,284
4,774	Southern Company	228,579
3,015	Xcel Energy, Inc.	138,328
		3,642,432
	TOTAL COMMON STOCKS (Cost $23,916,281)	25,076,469

	EXCHANGE TRADED FUNDS - 2.3%
	Energy - 1.1%
2,106	Energy Select Sector SPDR ETF	136,722
3,847	iShares U.S. Energy ETF	136,568
		273,290
	Materials - 1.2%
1,688	iShares U.S. Basic Materials ETF	150,823
2,843	Materials Select Sector SPDR ETF	152,982
		303,805
	TOTAL EXCHANGE TRADED FUNDS (Cost $582,833)	577,095

	SHORT-TERM INVESTMENTS - 0.4%
110,849	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 0.81% *	110,849
	TOTAL SHORT-TERM INVESTMENTS (Cost $110,849)	110,849
	TOTAL INVESTMENTS - 100.0% (Cost $24,609,963)	25,764,413
	Other Assets in Excess of Liabilities - 0.0% +	10,385
	NET ASSETS - 100.0%	$25,774,798

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized 7 day yield as of June 30, 2017
+	Represents less than 0.05%

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Brand Value ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Consumer Discretionary - 47.5%
1,492	Bloomin' Brands, Inc.	$31,675
2,404	Denny's Corporation (a)	28,295
384	Hilton Worldwide Holdings, Inc.	23,751
374	Marriott International, Inc.	37,516
514	CBS Corporation	32,783
2,052	New York Times Company	36,320
350	Time Warner, Inc.	35,144
276	Walt Disney Company	29,325
2,114	Ford Motor Company	23,656
850	General Motors Company	29,690
930	Goodyear Tire & Rubber Company	32,513
500	Harley-Davidson, Inc.	27,010
756	Revlon, Inc. (a)	17,917
2,750	Wendy's Company	42,653
2,052	Barnes & Noble, Inc.	15,595
596	Bed Bath & Beyond, Inc.	18,118
779	Best Buy Company, Inc.	44,660
522	Dick's Sporting Goods, Inc.	20,791
448	Foot Locker, Inc.	22,077
1,038	Gap, Inc.	22,826
644	Kohl's Corporation	24,903
748	Macy's, Inc.	17,384
2,888	Staples, Inc.	29,082
354	Target Corporation	18,511
414	Tiffany & Company	38,862
272	Ralph Lauren Corporation	20,074
		721,131
	Consumer Staples - 5.6%
6,580	Avon Products, Inc. (a)	25,004
286	CVS Health Corporation	23,012
870	Whole Foods Market, Inc.	36,636
		84,652
	Financials - 17.2%
412	American Express Company	34,707
1,833	Bank of America Corporation	44,468
400	Capital One Financial Corporation	33,048
930	Charles Schwab Corporation	39,953
414	JP Morgan Chase & Company	37,840
918	Morgan Stanley	40,906
556	Wells Fargo & Company	30,808
		261,730

	Industrials - 12.1%
198	Boeing Company	39,154
756	American Airlines Group, Inc.	38,042
690	Delta Air Lines, Inc.	37,081
165	FedEx Corporation	35,860
1,439	JetBlue Airways Corporation (a)	32,852
		182,989
	Information Technology - 17.3%
1,322	Western Union Company	25,184
275	Mastercard, Inc.	33,399
1,612	Twitter, Inc. (a)	28,806
335	Visa, Inc.	31,416
254	Apple, Inc.	36,581
1,900	HP, Inc.	33,212
860	eBay, Inc. (a)	30,031
164	International Business Machines Corporation	25,228
650	Xerox Corporation	18,674
		262,531
	TOTAL COMMON STOCKS (Cost $1,498,033)	1,513,033

	SHORT-TERM INVESTMENTS - 0.2%
3,254	Fidelity Investments Money Market Funds - Government Portfolio, Class I- 0.81%*	3,254
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,254)	3,254
	TOTAL INVESTMENTS - 99.9% (Cost $1,501,287)	1,516,287
	Other Assets in Excess of Liabilities - 0.1%	1,521
	NET ASSETS - 100.0%	$1,517,808

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2017
To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2017:

	American Customer Satisfaction Core Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,076,469	$-	$-	$25,076,469
Exchange Traded Funds	577,095	-	-	577,095
Short-term Investments	110,849	-	-	110,849
Total Investments in Securities	$25,764,413	$-	$-	$25,764,413

^ See Schedule of Investments for breakout of investments by sector classifications.

	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,513,033	$-	$-	$1,513,033
Short-Term Investments	3,254	-	-	3,254
Total Investments in Securities	$1,516,287	$-	$-	$1,516,287

^ See Schedule of Investments for breakout of investments by sector classifications.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30,2017, the Funds did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       ETF Series Solutions

By (Signature and Title)* /s/Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                    August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                    August 23, 2017

By (Signature and Title)* /s/Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                    August 23, 2017

* Print the name and title of each signing officer under his or her signature.